Other Liabilities - Components (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Other Liabilities
Income tax reserves	$ 6,404	$ 6,179
Excess 401(k) Plus Plan	1,307	1,686
Disability benefits	303	359
Derivative liabilities	488	103
Workforce reductions	524	752
Deferred taxes	2,292	3,956
Other taxes payable	90	72
Environmental accruals	243	224
Warranty accruals	36	29
Asset retirement obligations	82	92
Acquisition related	152	218
Divestiture related	49	47
Other	273	278
Total	$ 12,243	$ 13,996